Shareholder Report, Holdings (Details)	Feb. 28, 2025
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Old Republic International Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Percent of Net Short Exposure	19.90%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Percent of Net Short Exposure	13.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Percent of Net Short Exposure	9.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Percent of Net Short Exposure	9.60%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Percent of Net Short Exposure	28.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Percent of Net Short Exposure	3.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Short Exposure	15.80%